SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Trade accounts payable	$ 1,117,517	$ 325,830
Accrued expenses	180,846	21,555
Accrued compensation expenses	98,582	130,718
Total accounts payable and accrued expenses	$ 1,396,945	$ 478,103